Related-Party Transactions (Details) - EBP Zoetis Savings Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 2,054,083	$ 1,869,752
Notes receivable from participants	15,082	14,838
Zoetis Stock Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	107,489	160,924
Investments purchased	16,700	24,800
Investments sold	$ 34,400	$ 37,100